Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance, at Dec. 31, 2020		$ 1,300	$ 4,371,723	$ (599,473)	$ 323,014	$ 4,096,564
Balance, shares at Dec. 31, 2020		13,000,000
Net loss				(1,386,515)		(1,386,515)
Shareholder contribution			717,949			717,949
Foreign currency translation adjustment					52,289	52,289
Balance, at Dec. 31, 2021		$ 1,300	5,089,671	(1,985,988)	375,303	3,480,286
Balance, shares at Dec. 31, 2021		13,000,000
Net loss				(1,655,903)		(1,655,903)
Shareholder contribution
Foreign currency translation adjustment					(420,941)	(420,941)
Stock options granted under Equity Plan		$ 506	18,047,863			18,048,369
Stock options granted under Equity, shares		5,060,000
Balance, at Dec. 31, 2022		$ 1,806	23,137,534	(3,641,891)	(45,638)	19,451,811
Balance, shares at Dec. 31, 2022		18,060,000
Net loss				(3,501,518)		(3,501,518)
Foreign currency translation adjustment					(214,916)	(214,916)
Stock options granted under Equity Plan			667,016			667,016
Stock options granted under Equity, shares
Balance, at Dec. 31, 2023		$ 1,806	$ 23,804,550	$ (7,143,409)	$ (260,554)	$ 16,402,393
Balance, shares at Dec. 31, 2023		18,060,000